SHAREHOLDERS' DEFICIT - Common Shares (Details)	3 Months Ended	12 Months Ended
	Mar. 31, 2023 Vote $ / shares shares	Dec. 31, 2022 Vote $ / shares shares	Dec. 31, 2021 $ / shares shares
Class A ordinary shares
SHAREHOLDERS' EQUITY
Common shares, shares authorized (in shares)	200,000,000	200,000,000	200,000,000
Common shares, par value (in dollars per share) | $ / shares	$ 0.0001	$ 0.0001	$ 0.0001
Common shares, votes per share | Vote	1	1
Common shares, shares issued (in shares)	0	0
Common shares, shares outstanding (in shares)	0	0
Number of Class A common stock issued upon conversion of each share (in shares)	1	1
Aggregated shares issued upon converted basis (in percent)	20.00%	20.00%
Class A ordinary shares subject to possible redemption
SHAREHOLDERS' EQUITY
Temporary equity, shares outstanding	14,375,000	14,375,000	14,375,000
Class A ordinary shares not subject to possible redemption
SHAREHOLDERS' EQUITY
Common shares, shares issued (in shares)	0	0	0
Common shares, shares outstanding (in shares)	0	0	0
Class B ordinary shares
SHAREHOLDERS' EQUITY
Common shares, shares authorized (in shares)	20,000,000	20,000,000	20,000,000
Common shares, par value (in dollars per share) | $ / shares	$ 0.0001	$ 0.0001	$ 0.0001
Common shares, votes per share | Vote	1	1
Common shares, shares issued (in shares)	3,593,750	3,593,750	3,593,750
Common shares, shares outstanding (in shares)	3,593,750	3,593,750	3,593,750